united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2016
Principal		Value

	BONDS - 1.2%
	RETAIL - 0.8%
$ 500,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022	$ 422,500

	TELECOMMUNICATIONS - 0.4%
260,000	Frontier Communications Corp., 6.875%, 1/15/2025	219,213

	TOTAL BONDS (Cost $584,228)	641,713
Shares
	CLOSED-END FUNDS - 8.7%
32,134	Ares Dynamic Credit Allocation Fund, Inc.	441,843
10,000	Avenue Income Credit Strategies Fund	119,800
20,000	Babson Capital Global Short Duration High Yield Fund	357,200
40,000	Deutsche Multi-Market Income Trust	326,000
37,033	Diversified Real Asset Income Fund	612,896
20,000	Eaton Vance Limited Duration Income Fund	268,800
40,000	Eaton Vance Senior Income Trust	240,400
30,000	First Trust High Income Long/Short Fund	444,900
30,000	Invesco Dynamic Credit Opportunities Fund	330,600
40,000	Invesco Senior Income Trust	167,200
30,000	Nuveen Short Duration Credit Opportunities Fund	471,600
20,000	PIMCO Dynamic Credit and Mortgage Income Fund	382,600
20,000	Prudential Global Short Duration High Yield Fund, Inc.	300,200
20,000	Prudential Short Duration High Yield Fund, Inc.	315,800
	TOTAL CLOSED-END FUNDS (Cost $5,055,634)	4,779,839

	COMMON STOCKS - 56.6%
	AUTO MANUFACTURERS - 6.0%
133,100	Ford Motor Co. (a) (d) (e)	1,673,067
46,700	Tata Motors, Ltd. - ADR (e)	1,619,089
		3,292,156
	BANKS - 3.5%
40,000	Barclays PLC - ADR (c)	304,000
11,900	Capital One Financial Corp.	755,769
12,900	Citigroup, Inc. (e)	546,831
32,500	ING Groep NV - ADR (e)	335,725
		1,942,325
	BUILDING MATERIALS - 1.5%
133,016	Cemex SAB de CV - ADR (e) *	820,709

	COAL - 0.0%
1,333	Peabody Energy Corp. (c) *	1,826

	COMMERCIAL SERVICES - 0.3%
20,000	Apollo Education Group, Inc. (e) *	182,400

	COMPUTERS - 2.8%
16,100	Apple, Inc. (e)	1,539,160

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
10,000	Discover Financial Services	535,900
1,200	PJT Partners, Inc.	27,600
		563,500
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
30,000	Emerson Electric Co. (a) (d) (e)	1,564,800

	ENGINEERING & CONSTRUCTION - 0.9%
10,000	Fluor Corp. (a) (d)	492,800

	ENTERTAINMENT - 0.8%
20,000	Regal Entertainment Group (c)	440,800

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Value

	FOOD - 0.6%
9,900	Whole Foods Market, Inc.	$ 316,998

	HOME BUILDERS - 0.4%
10,700	PulteGroup, Inc. (a) (d) (e)	208,543

	INTERNET - 1.4%
600	Priceline Group, Inc. (a) (d) *	749,046

	INVESTMENT COMPANIES - 7.9%
190,100	American Capital Ltd. (a) (d) *	3,009,283
50,000	Apollo Investment Corp.	277,000
60,000	Ares Capital Corp. (c)	852,000
30,000	Prospect Capital Corp. (c) (e)	234,600
		4,372,883
	IRON/STEEL - 0.8%
90,000	Vale SA - ADR (c)	455,400

	LEISURE TIME - 2.1%
14,100	Polaris Industries, Inc. (c)	1,152,816

	MINING - 0.8%
15,000	BHP Billiton PLC - ADR	380,700
6,000	South32, Ltd. - ADR *	35,220
		415,920
	OIL & GAS - 7.1%
35,000	Chesapeake Energy Corp. (c) *	149,800
15,500	Devon Energy Corp.	561,875
15,000	Ensco PLC	145,650
32,500	HollyFrontier Corp.	772,525
20,000	Hugoton Royalty Trust	47,200
30,000	Marathon Petroleum Corp.	1,138,800
500,000	Penn West Petroleum, Ltd.	695,000
35,000	Petroleo Brasileiro SA - ADR (c) *	250,600
40,000	Seadrill, Ltd. (c) *	129,600
42,600	Whiting USA Trust II - Trust Unit	30,672
		3,921,722
	PACKAGING & CONTAINERS - 1.3%
40,000	Owens-Illinois, Inc. *	720,400

	PIPELINES - 1.1%
31,931	Kinder Morgan, Inc.	597,748

	REAL ESTATE - 0.0%
636	RMR Group, Inc.	19,697

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Value

	RETAIL - 4.8%
15,000	Bed Bath & Beyond, Inc.	$ 648,300
3,000	Chipotle Mexican Grill, Inc. *	1,208,280
30,000	GameStop Corp. (c) (e)	797,400
		2,653,980
	TELECOMMUNICATIONS - 5.1%
35,000	America Movil SAB de CV - ADR (e)	429,100
10,000	China Mobile, Ltd. - ADR	579,000
300,000	Frontier Communications Corp. (a) (c) (d) (e)	1,482,000
5,000	Millicom International Cellular SA	305,450
		2,795,550
	TRANSPORTATION - 3.5%
10,000	CSX Corp. (e)	260,800
20,000	Norfolk Southern Corp.	1,702,600
		1,963,400
	TRUCKING & LEASING - 0.1%
5,000	TAL International Group, Inc.	67,050

	TOTAL COMMON STOCKS (Cost $40,380,933)	31,251,629

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 14.1%
40,000	American Capital Agency Corp.	792,800
30,000	American Capital Mortgage Investment Corp.	473,700
50,750	Annaly Capital Management, Inc.	561,802
29,378	Ares Commercial Real Estate Corp.	361,056
5,000	Care Capital Properties, Inc. (e)	131,050
30,000	CYS Investments, Inc.	251,100
59,000	Government Properties Income Trust (c)	1,360,540
10,000	One Liberty Properties, Inc.	238,500
20,302	Silver Bay Realty Trust Corp.	345,743
86,193	Two Harbors Investment Corp.	737,812
10,000	Ventas, Inc. (a) (d)	728,200
71,199	VEREIT, Inc.	721,958
100,000	WP Glimcher, Inc.	1,119,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $8,320,719)	7,823,261

	EXCHANGE-TRADED FUNDS (ETFs) - 0.9%
	DEBT FUNDS - 0.9%
10,000	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield (Cost $512,600)	476,700

	LIMITED PARTNERSHIPS - 8.7%
	PIPELINES - 5.7%
34,564	Energy Transfer Partners LP (a) (d)	1,315,851
30,000	Enterprise Products Partners LP	877,800
27,200	Williams Partners LP	942,208
		3,135,859
	PRIVATE EQUITY - 2.6%
50,000	Blackstone Group LP	1,227,000
20,000	KKR & Co. LP	246,800
		1,473,800
	REAL ESTATE - 0.4%
9,000	Brookfield Property Partners LP (a) (c) (d) (e)	202,140

	TOTAL LIMITED PARTNERSHIPS (Cost $6,227,442)	4,811,799

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value

	PREFERRED STOCK - 9.3%
	BANKS - 1.4%
20,000	Morgan Stanley, 4.000%, Perpetual	$ 414,000
17,300	Popular Capital Trust II, 6.125%, 12/1/2034	378,870
		792,870
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
3,000	SLM Corp., 2.353%, Perpetual ****	143,850

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.4%
20,000	American Capital Agency Corp., 8.000%, Perpetual	522,200
30,000	Annaly Capital Management, Inc., 7.500%, Perpetual	772,200
15,000	ARMOUR Residential REIT, Inc., 7.875, Perpetual	341,250
5,000	Ashford Hospitality Trust, Inc., 8.450%, Perpetual	125,450
5,000	Ashford Hospitality Trust, Inc., 8.550%, Perpetual	128,250
5,000	Ashford Hospitality Trust, Inc., 9.000%, Perpetual	128,500
21,350	CYS Investments, Inc., 7.750%, Perpetual	517,311
15,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual	375,000
18,396	NorthStar Realty Finance Corp., 8.250%, Perpetual	455,117
7,000	Vornado Realty Trust, 6.875%, Perpetual	183,960
		3,549,238
	TELECOMMUNICATIONS - 0.5%
3,000	Frontier Communications Corp., 11.125%, 6/29/2018	284,460

	TRANSPORTATION - 0.7%
15,000	Seaspan Corp., 8.250%, Perpetual	384,750

	TOTAL PREFERRED STOCK (Cost $5,026,717)	5,155,168

	SHORT-TERM INVESTMENTS - 12.8%
828,083	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.48%**	828,083
6,261,700	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.48%** (b)	6,261,700
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,089,783)	7,089,783

	TOTAL INVESTMENTS IN LONG SECURITIES - 112.3% (Cost $73,198,056) (f)	$ 62,029,892
	TOTAL CALL OPTIONS WRITTEN - (0.2) % (Premiums Received $208,171) (f)	(92,794)
	TOTAL PUT OPTIONS WRITTEN - (1.6) % (Premiums Received $779,153) (f)	(892,683)
	TOTAL SECURITIES SOLD SHORT - (0.2) % (Proceeds $103,608)	(96,600)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.3) %	(5,692,166)
	TOTAL NET ASSETS - 100.0%	$ 55,255,649

Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.2)% *
500	American Capital Ltd.
	Expiration August 2016, Exercise Price $17.00	$ 3,250
90	Brookfield Property Partners LP
	Expiration September 2016, Exercise Price $25.00	3,150
100	Emerson Electric Co.
	Expiration September 2016, Exercise Price $57.50	2,000
100	Energy Transfer Partners LP
	Expiration September 2016, Exercise Price $42.00	9,500
100	Fluor Corp.
	Expiration July 2016, Exercise Price $57.50	500
250	Ford Motor Co.
	Expiration September 2016, Exercise Price $13.75	3,250

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Cont.)- (0.2)% *
1,000	Frontier Communications Corp.
	Expiration August 2016, Exercise Price $5.50	$ 5,000
50	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration December 2016, Exercise Price $16.00	11,750
50	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration January 2017, Exercise Price $19.00	9,250
6	Priceline Group, Inc.
	Expiration July 2016, Exercise Price $1,375.00	744
100	PulteGroup, Inc.
	Expiration July 2016, Exercise Price $19.00	6,400
100	Ventas, Inc.
	Expiration August 2016, Exercise Price $70.00	38,000
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $208,171)	$ 92,794

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.6)% *
20	Allegiant Travel Co.
	Expiration July 2016, Exercise Price $140.00	$ 2,350
250	America Movil SAB de CV - ADR
	Expiration August 2016, Exercise Price $12.00	14,750
250	America Movil SAB de CV - ADR
	Expiration August 2016, Exercise Price $16.00	97,500
100	Apollo Education Group, Inc.
	Expiration August 2016, Exercise Price $9.00	2,450
100	Apollo Education Group, Inc.
	Expiration November 2016, Exercise Price $10.00	10,100
500	Apollo Education Group, Inc.
	Expiration January 2017, Exercise Price $9.00	35,750
50	Apple, Inc.
	Expiration July 2016, Exercise Price $110.00	71,600
9	Apple, Inc.
	Expiration July 2016, Exercise Price $120.00	21,960
90	Brookfield Property Partners LP
	Expiration September 2016, Exercise Price $22.50	9,450
100	Buckle, Inc.
	Expiration September 2016, Exercise Price $25.00	13,500
100	Care Capital Properties, Inc.
	Expiration August 2016, Exercise Price $30.00	38,500
1,000	Cemex SAB de CV - ADR
	Expiration July 2016, Exercise Price $6.00	18,000
500	Cemex SAB de CV - ADR
	Expiration October 2016, Exercise Price $5.00	14,500
100	Citigroup, Inc.
	Expiration July 2016, Exercise Price $45.00	29,700
71	Citigroup, Inc.
	Expiration July 2016, Exercise Price $50.00	54,883
100	CSX Corp.
	Expiration August 2016, Exercise Price $25.00	6,500
50	Emerson Electric Co.
	Expiration September 2016, Exercise Price $50.00	10,000

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Contracts***			Value

	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (1.6)% *
200	First Data Corp.
	Expiration July 2016, Exercise Price $12.00		$ 21,000
150	Ford Motor Co.
	Expiration July 2016, Exercise Price $13.00		8,400
100	Ford Motor Co.
	Expiration August 2016, Exercise Price $13.00		8,500
100	Ford Motor Co.
	Expiration September 2016, Exercise Price $12.75		8,000
1,000	Frontier Communications Corp.
	Expiration August 2016, Exercise Price $4.50		12,000
1,000	Frontier Communications Corp.
	Expiration August 2016, Exercise Price $5.00		35,000
100	GameStop Corp.
	Expiration July 2016, Exercise Price $30.00		35,300
50	Grand Canyon Education, Inc.
	Expiration September 2016, Exercise Price $40.00		13,375
100	ING Groep NV - ADR
	Expiration July 2016, Exercise Price $14.00		39,000
50	Jones Lang LaSalle, Inc.
	Expiration September 2016, Exercise Price $100.00		41,500
25	Jones Lang LaSalle, Inc.
	Expiration September 2016, Exercise Price $115.00		46,625
100	MetLife, Inc.
	Expiration September 2016, Exercise Price $42.50		41,000
6	Panera Bread Co.
	Expiration August 2016, Exercise Price $200.00		2,520
200	Prospect Capital Corp.
	Expiration August 2016, Exercise Price $7.00		2,000
250	PulteGroup, Inc.
	Expiration July 2016, Exercise Price $19.00		5,500
200	Tailored Brands, Inc.
	Expiration August 2016, Exercise Price $10.00		6,500
52	Tata Motors, Ltd. - ADR
	Expiration July 2016, Exercise Price $40.00		30,420
200	Triton International, Ltd.
	Expiration July 2016, Exercise Price $11.96		3,000
100	Under Armour, Inc.
	Expiration January 2017, Exercise Price $35.00		24,800
50	United Rentals, Inc.
	Expiration September 2016, Exercise Price $60.00		11,750
100	Williams-Sonoma, Inc.
	Expiration August 2016, Exercise Price $55.00		45,000
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $779,153)		$ 892,683
Shares
	SECURITIES SOLD SHORT - (0.02) *
7,000	iPATH S&P 500 VIX Short-Term Futures ETN (Cost $103,608)		$ 96,600

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LP - Limited Partnership
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2016.
*** One contract is equivalent to 100 shares of common stock.
**** Variable Rate as of June 30, 2016.
(a) All or a portion of the security is segregated as collateral for call options written.
(b)All or a portion of the security is segregated as collateral for securities on loan at June 30, 2016. Total collateral had a market value of $6,261,700 at June 30, 2016.
(c) All or a portion of the security is out on loan at June 30, 2016. Total loaned securities had a market value of $6,138,922 at June 30, 2016.
(d) Subject to call options written.
(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $71,742,075, including options written and securities sold short, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 3,149,412
		Unrealized depreciation	(13,943,672)
		Net unrealized depreciation	$ (10,794,260)

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2016
Principal		Value

	BONDS - 4.1%
	RETAIL - 4.1%
$ 425,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022 (Cost $304,060)	$ 359,125

Shares
	COMMON STOCKS - 46.4%
	AGRICULTURE- 2.0%
5,000	Andersons, Inc. (a) (d) (e)	177,700

	BEVERAGES - 0.3%
3,000	Crimson Wine Group, Ltd. *	25,080

	COMMERCIAL SERVICES - 1.1%
10,000	Apollo Education Group, Inc. *	91,200

	ENERGY-ALTERNATE SOURCES - 1.7%
13,960	FutureFuel Corp.	151,885

	ENTERTAINMENT - 3.8%
15,000	Regal Entertainment Group (a) (c) (d)	330,600

	ENVIRONMENTAL CONTROL - 0.9%
5,000	Covanta Holding Corp.	82,250

	HEALTHCARE-PRODUCTS - 0.2%
14,500	Female Health Co. *	18,270

	INVESTMENT COMPANIES - 6.1%
20,000	American Capital, Ltd. (a) (d) *	316,600
10,000	Apollo Investment Corp.	55,400
20,000	Prospect Capital Corp.	156,400
		528,400
	IRON/STEEL - 1.5%
22,700	Cliffs Natural Resources, Inc. (c) *	128,709

	MEDIA - 0.6%
7,000	Salem Media Group, Inc.	50,540

	METAL FABRICATE/HARDWARE - 1.2%
9,193	Ampco-Pittsburgh Corp.	103,973

	MISCELLANEOUS MANUFACTURING - 0.3%
444	Sturm Ruger & Co., Inc. (c)	28,420

	OIL & GAS - 1.6%
2,000	Atwood Oceanics, Inc.	25,040
4,450	CVR Energy, Inc.	68,975
20,000	Penn West Petroleum, Ltd.	27,800
23,500	Whiting USA Trust II	16,920
		138,735
	OIL & GAS SERVICES - 1.4%
17,299	Gulf Island Fabrication, Inc.	120,055

	REAL ESTATE - 4.5%
107	RMR Group, Inc.	3,314
6,000	St Joe Co. (a) (c) (d) *	106,320
58,573	Xinyuan Real Estate Co., Ltd. - ADR	287,008
		396,642
	RETAIL - 16.0%
300	American Eagle Outfitters, Inc.	4,779
6,000	Bob Evans Farms, Inc.	227,700
11,000	Buckle, Inc. (c) (e)	285,890
500	Buffalo Wild Wings, Inc. (a) (d) *	69,475
4,000	Cheesecake Factory, Inc. (a) (d) (e)	192,560
20,000	Chico's FAS, Inc.	214,200
100	Cracker Barrel Old Country Store, Inc.	17,147
19,180	Destination Maternity Corp. (c)	112,778
3,000	Five Below, Inc. (a) (d) (e) *	139,230
5,000	GameStop Corp. (a) (c) (d) (e)	132,900
		1,396,659
	TELECOMMUNICATIONS - 0.7%
26,955	RF Industries, Ltd.	59,031

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
Shares			Value

		TRANSPORTATION - 0.5%
1,300		Matson, Inc.	$ 41,977

		TRUCKING & LEASING - 2.0%
10,000		TAL International Group, Inc.	134,100
4,000	`	Textainer Group Holdings, Ltd. (c)	44,560
			178,660

		TOTAL COMMON STOCKS (Cost $5,842,502)	4,048,786

		REAL ESTATE INVESTMENT TRUSTS (REITs) - 24.1%
20,000		American Capital Mortgage Investment Corp.	315,800
25,000		Ares Commercial Real Estate Corp.	307,250
3,125		ARMOUR Residential REIT, Inc. (c)	62,500
5,000		Care Capital Properties, Inc. (e)	131,050
5,000		Corrections Corp. of America	175,100
20,000		CYS Investments, Inc.	167,400
10,000		Government Properties Income Trust (c)	230,600
7,000		Invesco Mortgage Capital, Inc.	95,830
400		One Liberty Properties, Inc.	9,540
1,000		Silver Bay Realty Trust Corp.	17,030
30,000		Two Harbors Investment Corp.	256,800
30,000		WP Glimcher, Inc.	335,700
		TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,315,895)	2,104,600

		LIMITED PARTNERSHIPS - 14.8%
		CHEMICALS - 1.1%
900		Terra Nitrogen Co. LP	94,113

		COMMERCIAL SERVICES - 0.5%
4,000		Emerge Energy Services LP (c)	46,120

		DIVERSIFIED FINANCIAL SERVICES - 0.8%
5,000		Ares Management LP	70,450

		INVESTMENT COMPANIES - 1.9%
10,000		Compass Diversified Holdings	165,900

		OIL & GAS - 0.3%
3,500		CVR Refining LP (c)	27,125

		OIL & GAS SERVICES - 1.4%
15,000		CSI Compressco LP (c)	122,400

		PIPELINES - 4.2%
5,000		Boardwalk Pipeline Partners LP	87,250
5,000		Holly Energy Partners LP	173,250
2,000		NuStar Energy LP	99,600
			360,100
		REAL ESTATE - 1.3%
5,000		Brookfield Property Partners LP	112,300

		TRANSPORTATION - 3.3%
12,500		Martin Midstream Partners LP	288,750

		TOTAL LIMITED PARTNERSHIPS (Cost $1,812,561)	1,287,258

		PREFERRED STOCK - 6.9%
		INVESTMENT COMPANIES - 1.4%
5,000		Prospect Capital Corp., 6.250%, 6/15/2024	123,350

		REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.5%
10,000		ARMOUR Residential REIT, Inc., 7.875%, Perpetual	227,500
5,000		CYS Investments, Inc., 7.750%, Perpetual	121,150
5,000		Invesco Mortgage Capital, Inc., 7.750%, Perpetual	125,000
			473,650

		TOTAL PREFERRED STOCK (Cost $531,510)	597,000

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
Shares		Value

	SHORT-TERM INVESTMENTS - 17.8%
159,646	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.26% **	$ 159,646
1,392,583	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.26%** (b)	1,392,583
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,552,229)	1,552,229

	TOTAL INVESTMENTS IN LONG SECURITIES - 114.1% (Cost $12,358,757) (f)	$ 9,948,998
	TOTAL CALL OPTIONS WRITTEN - (0.3) % (Premiums Received $39,304) (f)	(25,538)
	TOTAL PUT OPTIONS WRITTEN - (1.1) % (Premiums Received $89,717) (f)	(96,950)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7) %	(1,105,675)
	TOTAL NET ASSETS - 100.0%	$ 8,720,835

Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3)% *
100	American Capital, Ltd.
	Expiration August 2016, Exercise Price $17.00	$ 650
25	Andersons, Inc.
	Expiration September 2016, Exercise Price $35.00	7,000
5	Buffalo Wild Wings, Inc.
	Expiration September 2016, Exercise Price $150.00	2,200
20	Cheesecake Factory, Inc.
	Expiration July 2016, Exercise Price $55.00	350
30	Five Below, Inc.
	Expiration August 2016, Exercise Price $42.00	7,950
25	GameStop Corp.
	Expiration July 2016, Exercise Price $35.00	138
10	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration January 2017, Exercise Price $19.00	1,850
50	Regal Entertainment Group
	Expiration July 2016, Exercise Price $22.50	1,050
60	St Joe Co.
	Expiration September 2016, Exercise Price $18.00	4,350
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $39,304)	$ 25,538

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.1)% *
25	Andersons, Inc.
	Expiration September 2016, Exercise Price $35.00	$ 6,875
100	Ardmore Shipping Corp.
	Expiration July 2016, Exercise Price $10.00	33,000
40	Buckle, Inc.
	Expiration September 2016, Exercise Price $25.00	5,400
40	Care Capital Properties, Inc.
	Expiration August 2016, Exercise Price $25.00	1,400
100	CatchMark Timber Trust, Inc.
	Expiration August 2016, Exercise Price $10.00	2,750
20	Cheesecake Factory, Inc.
	Expiration July 2016, Exercise Price $50.00	5,100
25	Compass Minerals International, Inc.
	Expiration September 2016, Exercise Price $75.00	9,875
20	Five Below, Inc.
	Expiration August 2016, Exercise Price $36.00	450
50	GameStop Corp.
	Expiration July 2016, Exercise Price $30.00	17,650
25	Grand Canyon Education, Inc.
	Expiration July 2016, Exercise Price $40.00	2,313
25	Grand Canyon Education, Inc.
	Expiration September 2016, Exercise Price $40.00	6,687
25	Popular, Inc.
	Expiration July 2016, Exercise Price $28.00	700
100	Tailored Brands, Inc.
	Expiration August 2016, Exercise Price $10.00	3,250
100	Triton International, Ltd.
	Expiration July 2016, Exercise Price $11.96	1,500
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $89,717)	$ 96,950

LP - Limited Partnership
* Non-Income producing security
** Interest rate reflects seven-day effective yield on June 30, 2016.
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is segregated as collateral for securities on loan at June 30, 2016. Total collateral had a market value of $1,392,583 at June 30, 2016.
(c) All or a portion of the security is out on loan at June 30, 2016. Total loaned securities had a market value of $1,365,277 at June 30, 2016.
(d) Subject to call options written.
(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $12,140,272 including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation	$ 590,839
Unrealized depreciation	(2,904,601)
Net unrealized depreciation	$ (2,313,762)

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 641,713	$ -	$ 641,713
Closed-End Funds	4,779,839	-	-	4,779,839
Common Stock (a)	31,251,629	-	-	31,251,629
Exchange Traded Funds	476,700	-	-	476,700
Limited Partnerships	4,811,799	-	-	4,811,799
Preferred Stock	5,155,168	-	-	5,155,168
REITs	7,823,261	-	-	7,823,261
Short-Term Investments	7,089,783	-	-	7,089,783
Total	$ 61,388,179	$ 641,713	$ -	$ 62,029,892

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (85,894)	$ (6,900)	$ -	$ (92,794)
Put Options Written	(403,453)	(489,230)	-	(892,683)
Securities Sold Short	(96,600)	-	-	(96,600)
Total	$ (585,947)	$ (496,130)	$ -	$ (1,082,077)

Camelot Excalibur Small Cap Income Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 359,125	$ -	$ 359,125
Common Stock (a)	4,048,786	-	-	4,048,786
Limited Partnerships	1,287,258			1,287,258
Preferred Stock	597,000	-	-	597,000
REITs	2,104,600	-	-	2,104,600
Short-Term Investments	1,552,229	-	-	1,552,229
Total	$ 9,589,873	$ 359,125	$ -	$ 9,948,998

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (10,850)	$ (14,688)	$ -	$ (25,538)
Put Options Written	(19,050)	(77,900)	-	(96,950)
Total	$ (29,900)	$ (92,588)	$ -	$ (122,488)

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2016, the amount of unrealized appreciation on option contracts subject to equity price risk amounted to $1,847 and $6,533 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. As of June 30, 2016, the amount of realized gain on option contracts subject to equity price risk amounted to $799,189 and $106,186 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Security Loans - The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Short Sales - A "short sale" is a transaction in which the Funds sell a security they do not own but have borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/23/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/23/2016